Deferred Income Tax Assets/Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Changes in Deferred Income Tax Assets and Liabilities
Changes in “Deferred Income Tax Assets and Liabilities” during the fiscal years ended December 31, 2019 and December 31, 2018 are as follows:
Deferred Tax Assets

Item	12.31.18	Charge to Income	Allowance for Impairment	Others	12.31.19
Valuation of Securities	1,429	37,194	—	(994)	37,629
Loans and Other Financing	4,468,356	(1,325,435)	—	—	3,142,921
Tax Loss Carryforwards	5,920	43,011	—	—	48,931
Other Non-financial Assets	52,295	(40,937)	—	—	11,358
Non-current Assets Held for Sale	1,280	(1,280)	—	—	—
Allowance for Impairment	38,473	(31,465)	—	—	7,008
Provisions	679,573	1,057,860	—	—	1,737,433
Other Non-financial Liabilities	651,116	(198,334)	—	—	452,782
Foreign Currency Quotation Differences	8,070	(8,070)	—	—	—
Inflation adjustment deferral	—	5,813,416	—	—	5,813,416
Others	35,220	30,764	—	—	65,984

Totals	5,941,732	5,376,724	—	(994)	11,317,462

Net deferred tax assets in subsidiaries with net liability position	(4,444,981)	(4,065,544)	—	—	(8,510,525)

Deferred tax assets	1,496,751	1,311,180	—	(994)	2,806,937

Deferred Tax Liabilities

Item	12.31.18	Charge to Income	Allowance for Impairment	Others	12.31.19
Valuation of Securities	(193,640)	172,643	—	—	(20,997)
Other Financial Assets	(75,983)	23,802	—	—	(52,181)
Loans and Other Financing	(15,214)	15,214	—	—	—
Property, Plant and Equipment	(6,067,770)	(1,530,065)	—	—	(7,597,835)
Intangible Assets	(269,674)	(461,476)	—	—	(731,150)
Other Non-financial Assets	(581,085)	(38,469)	—	—	(619,554)
Non-current Assets Held for Sale	—	(1,544,067)	—	—	(1,544,067)
Other Financial Liabilities	(24,507)	(963)	—		(25,470)
Subordinated Negotiable Obligations	(27,070)	15,285	—	—	(11,785)
Provision	—	(109,081)	—	—	(109,081)
Other Non-financial Liabilities	—	(13,352)	—	—	(13,352)
Foreign Currency Quotation Differences	—	(2,950)	—	—	(2,950)
Others	(118,462)	117,658	—	—	(804)

Totals	(7,373,405	(3,355,821)	—	—	(10,729,226)

Net deferred tax liabilities in subsidiaries with net asset position	4,444,981	4,065,544	—	—	8,510,525

Deferred tax liabilities	(2,928,424)	709,723	—	—	(2,218,701)

Deferred Tax Assets

Item	12.31.17	Charge to Income	Allowance for Impairment	Others	12.31.18
Valuation of Securities	66,740	(65,311)	—	—	1,429
Loans and Other Financing	1,934,613	2,533,743	—	—	4,468,356
Intangible Assets	397,226	(397,226)	—	—	—
Tax Loss Carryforwards	—	11,710	(5,790)	—	5,920
Other Non-financial Assets	61,736	(9,441)	—	—	52,295
Non-current Assets Held for Sale	3,237	(4,843)	2,886	—	1,280
Allowance for Impairment	7,090	31,383	—	—	38,473
Other Financial Liabilities	1,403	(1,403)	—	—	—
Provisions	334,264	345,309	—	—	679,573
Other Non-financial Liabilities	767,716	(116,600)	—	—	651,116
Foreign Currency Quotation Differences	8,535	(465)	—	—	8,070
Others	75	35,145	—	—	35,220

Totals	3,582,635	2,362,001	(2,904)	—	5,941,732

Net deferred tax assets in subsidiaries with net liability position	(2,409,555)	(2,035,426)	—	—	(4,444,981)

Deferred tax assets	1,173,080	326,575	(2,904)	—	1,496,751

Deferred Tax Liabilities

Item	12.31.17	Charge to Income	Allowance for Impairment	Others	12.31.18
Valuation of Securities	(33,485)	(160,155)	—	—	(193,640)
Other Financial Assets	(58,349)	(17,634)	—	—	(75,983)
Loans and Other Financing	(12,605)	(2,609)	—	—	(15,214)
Property, Plant and Equipment	(4,626,114)	(1,441,656)	—	—	(6,067,770)
Intangible Assets	—	(269,674)	—	—	(269,674)
Other Non-financial Assets	(237,386)	(343,699)	—	—	(581,085)
Non-current Assets Held for Sale	(589,089)	589,089	—	—	—
Other Financial Liabilities	—	(24,507)	—	—	(24,507)
Subordinated Negotiable Obligations	(31,276)	4,206	—	—	(27,070)
Other Non-financial Liabilities	(820)	820	—	—	—
Others	(33,282)	(85,180)	—	—	(118,462)

Totals	(5,622,406)	(1,750,999)	—	—	(7,373,405)

Net deferred tax liabilities in subsidiaries with net asset position	2,409,555	2,035,426	—	—	4,444,981

Deferred tax liabilities	(3,212,851)	284,427	—	—	(2,928,424)

Summary of Changes in Deferred Income Tax Assets and Liabilities	In addition, the expiration dates of tax loss carryforwards are as follows:

Year of Generation	Amount	Year Due	Deferred Tax Assets
2018	19,733	2023	5,920
2019	143,370	2024	43,011
			48,931